Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Trade and other receivables

16. Trade and other receivables

Trade receivables are initially measured at the original invoice amount and subsequently measured at amortised cost less allowances for expected credit losses which are measured at an amount equal to lifetime expected credit losses. In determining credit risk, the Group considers reasonable and supportable information that is relevant and available without undue costs or effort. This includes both quantitative and qualitative information and analysis based on the Group’s ageing of the receivables, customers’ payment history, and forward-looking information including wider macroeconomic factors. Trade receivables sold under a non-recourse factoring agreement are derecognised at the point of sale as risks and rewards are substantially transferred.

When a trade receivable is determined to have no reasonable expectation of recovery it is written off, firstly against any expected credit loss allowance available and then to the income statement.

Subsequent recoveries of amounts previously provided for or written off are credited to the income statement. Long-term receivables are discounted where the effect is material.

Trade and other receivables

	2023			2022
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Trade receivables, net of expected credit loss allowance	1,352	–	1,352	1,487	–	1,487
Other prepayments and accrued income	107	–	107	106	–	106
Employee loans and advances	5	–	5	6	–	6
Other third-party receivables	392	114	506	282	132	414
Total	1,856	114	1,970	1,881	132	2,013

Expected credit loss allowance

	2023 £m	2022 £m
At 1 January	41	53
Exchange adjustments	(2)	2
Charge for the year	2	14
Subsequent recoveries of amounts provided for	(7)	(19)
Utilised	(5)	(9)
At 31 December	29	41

Set out below is the information about the credit risk exposure of the Group’s trade receivables using a provision matrix:

Year ended 31 December 2023

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,210	102	25	12	15	17	1,381
Expected credit loss	5	1	1	2	4	16	29

Year ended 31 December 2022

	Trade receivables
		Days past due
	Current £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m	Total £m
Estimated total gross carrying amount at default	1,386	58	30	15	12	27	1,528
Expected credit loss	6	1	1	2	4	27	41

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s customer base being large and diverse. No single customer represents more than 10% of the Group’s sales.

Within other third-party receivables, £230m (2022: £157m) was classified as financial assets. The expected credit loss in other receivables is not deemed significant, hence no credit loss allowance is recognised. Refer to Note 25 ‘Capital and financial risk management’ for further information on credit risk.